UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6383

        Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
	April 30, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.8% (5.8% of Total Investments)
$ 700	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB–	$688,492
	2005, 5.125%, 11/01/35
1,380	Ferris State College, Michigan, General Revenue Bonds, Series 1998, 5.000%, 10/01/23 – AMBAC	4/08 at 100.00	AAA	1,405,792
	Insured
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,803,287
	Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured
1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	1,560,135
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	1,032,840
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,060	5.000%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	1,102,601
1,115	5.000%, 10/01/22 – MBIA Insured	10/13 at 100.00	AAA	1,158,374
1,170	5.000%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	1,213,267
	Wayne State University, Michigan, General Revenue Bonds, Series 1999:
3,430	5.250%, 11/15/19 – FGIC Insured	11/09 at 101.00	AAA	3,602,323
1,000	5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AAA	1,038,740
1,000	Western Michigan University, General Revenue Refunding Bonds, Series 2003, 5.000%, 11/15/20 –	11/13 at 100.00	AAA	1,041,740
	MBIA Insured

15,040	Total Education and Civic Organizations			15,647,591

	Health Care – 15.8% (10.5% of Total Investments)
2,900	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oakwood Obligated	5/06 at 102.00	AAA	2,962,669
	Group, Series 1995A, 5.875%, 11/15/25 – FGIC Insured
1,235	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AAA	1,270,803
	Portage Health System Inc., Series 1998, 5.450%, 8/01/47 – MBIA Insured
795	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series	No Opt. Call	Baa2	797,151
	2001, 7.360%, 3/01/07
2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	2,540,349
	Obligated Group, Series 1998A, 5.250%, 8/15/28
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1	5,269,950
	Series 1999A, 6.000%, 11/15/24
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,598,790
	System, Series 2003A, 5.625%, 3/01/17
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	11/09 at 101.00	BBB+	1,042,270
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mt. Clemens
	Corporation Obligated Group, Series 1999A:
3,385	5.750%, 5/15/17 – MBIA Insured	5/09 at 101.00	AAA	3,574,086
500	5.750%, 5/15/29 – MBIA Insured	5/09 at 101.00	AAA	528,180
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	483,540
	2005, 5.000%, 5/15/37
500	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series	5/15 at 100.00	Baa1	495,925
	2005A, 5.000%, 5/15/26
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	5,678,583
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured
2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	1,837,456

27,710	Total Health Care			28,079,752

	Housing/Multifamily – 2.5% (1.6% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AAA	2,833,173
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
1,535	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	4/09 at 101.00	AAA	1,546,896
	10/01/37 – MBIA Insured (Alternative Minimum Tax)

4,210	Total Housing/Multifamily			4,380,069

	Housing/Single Family – 0.5% (0.4% of Total Investments)
1,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001,	1/11 at 100.00	AAA	1,023,460
	5.300%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	1,013,270
	Obligated Group, Series 2005, 5.250%, 11/15/25
200	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+	201,054
	Village, Series 1998, 5.375%, 7/01/28

1,200	Total Long-Term Care			1,214,324

	Materials – 1.0% (0.6% of Total Investments)
1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,724,293
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General – 39.9% (26.5% of Total Investments)
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation	5/12 at 100.00	AA	1,032,120
	Refunding Bonds, Series 2002, 5.000%, 5/01/25
	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	AA	2,593,375
3,200	5.000%, 5/01/29	5/11 at 100.00	AA	3,265,984
1,000	Belding School District, Ionia, Kent and Montcalm Counties, Michigan, General Obligation	5/08 at 100.00	AAA	1,014,290
	Refunding Bonds, Series 1998, 5.000%, 5/01/26 – AMBAC Insured
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,248,168
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation	5/12 at 100.00	AA	1,425,336
	Bonds, Series 2002, 5.500%, 5/01/16
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/13 at 100.00	AA	2,233,583
	Bonds, Series 2003, 5.250%, 5/01/20
2,285	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	AAA	2,376,560
	Bonds, Series 2005, 5.000%, 5/01/25 – MBIA Insured
1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,926,923
	5.000%, 5/01/24 – MBIA Insured
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	2,319,780
	6.000%, 5/01/19 – FGIC Insured
1,195	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 – AMBAC Insured	4/14 at 100.00	AAA	1,259,434
1,065	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AAA	1,108,101
	5.000%, 5/01/22 – FSA Insured
	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series
	2004B:
1,150	5.000%, 5/01/16 – AMBAC Insured	11/14 at 100.00	AAA	1,214,239
2,100	5.000%, 5/01/17 – AMBAC Insured	11/14 at 100.00	AAA	2,210,229
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	3,454,001
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,100,490
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA	1,456,840
	5.000%, 5/01/21
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	1,108,101
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series	5/12 at 100.00	AA	2,067,120
	2002, 5.000%, 5/01/24
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26	6/13 at 100.00	AAA	1,846,492
	– MBIA Insured
1,785	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	AAA	1,858,453
	5.000%, 5/01/21 – MBIA Insured
1,315	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,369,678
	5.000%, 5/01/24 – MBIA Insured
2,100	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	2,189,502
	Series 2005, 5.000%, 6/01/18 – FSA Insured
4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%,	5/13 at 100.00	AA	4,242,720
	5/01/20
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	AAA	2,954,575
	5/01/22 – MBIA Insured
1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AAA	1,126,345
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002, 5.125%,	9/11 at 100.00	AAA	1,047,350
	9/01/22
4,200	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	4,699,674
	MBIA Insured
1,510	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,562,578
	5/01/27 – FSA Insured
1,940	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General	5/15 at 100.00	AAA	2,022,120
	Obligation Bonds, Series 2005-II, 5.000%, 5/01/23 – FGIC Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,718,833
	5.000%, 5/01/26 – MBIA Insured
1,525	Tecumseh Public Schools, Lenawee County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,591,505
	5.125%, 5/01/30 – FGIC Insured
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,118,334
	Bonds, Series 2001, 5.375%, 5/01/19 – FSA Insured
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	5,153,950
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – MBIA Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AAA	1,956,892
	Series 1996, 5.500%, 5/01/25 – MBIA Insured

74,535	Total Tax Obligation/General			70,873,675

	Tax Obligation/Limited – 14.8% (9.8% of Total Investments)
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,062,270
	Series 1998, 5.000%, 4/01/16
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,389,466
	Series 2001, 5.125%, 10/01/26 – MBIA Insured
60	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	5/06 at 100.00	Aa3	60,136
	1992D, 6.650%, 5/01/12
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	2,207,355
	10/15/33 – AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AAA	5,299,359
5,000	5.000%, 10/15/23 – MBIA Insured	10/13 at 100.00	AAA	5,185,800
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA	3,712,030
915	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB–	1,059,414
	6.000%, 8/01/26
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	BBB+	4,366,008
	5.500%, 7/01/36
1,800	Wayne County, Dearborn Heights, Michigan, Tax Increment Financing Authority, Limited Tax	10/10 at 100.00	AAA	1,855,350
	General Obligation Bonds, Police and Courthouse Facility, Series 2001A, 5.000%, 10/01/26 –
	MBIA Insured

24,955	Total Tax Obligation/Limited			26,197,188

	Transportation – 0.6% (0.5% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%,	7/12 at 100.00	AAA	1,036,430
	7/01/21 – MBIA Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 40.1% (26.6% of Total Investments) (4)
1,850	Allegan County Public School District, Michigan, General Obligation Bonds, Series 2000,	5/10 at 100.00	AAA	1,977,132
	5.600%, 5/01/20 (Pre-refunded 5/01/10) – FSA Insured
2,190	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	5/09 at 100.00	AAA	2,329,722
	Series 1999I, 6.000%, 5/01/29 (Pre-refunded 5/01/09) – FGIC Insured
1,000	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series	5/09 at 100.00	AAA	1,042,930
	1999, 5.250%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured
2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%,	1/10 at 101.00	AAA	2,154,540
	7/01/26 (Pre-refunded 1/01/10) – FGIC Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA	3,742,482
770	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	823,269
	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A:
950	5.500%, 7/01/20 (Pre-refunded 7/01/07) – MBIA Insured	7/07 at 101.00	AAA	979,032
1,000	5.000%, 7/01/22 (Pre-refunded 7/01/07) – MBIA Insured	7/07 at 101.00	AAA	1,024,860
1,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	1,081,340
	(Pre-refunded 1/01/10) – FGIC Insured
1,000	East China School District, St. Clair County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA (4)	1,084,390
	5.500%, 5/01/20 (Pre-refunded 11/01/11)
2,000	East Grand Rapids Public Schools, Kent County, Michigan, Unlimited Tax General Obligation	5/09 at 100.00	AAA	2,127,600
	School Building and Site Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded 5/01/09) – FSA
	Insured
340	Ferris State College, Michigan, General Revenue Bonds, Series 1998, 5.000%, 10/01/23	4/08 at 100.00	AAA	348,225
	(Pre-refunded 4/01/08) – AMBAC Insured
1,085	Freeland Community School District, Saginaw, Midland and Bay Counties, Michigan, General	5/10 at 100.00	AA (4)	1,145,543
	Obligation Bonds, Series 2000, 5.250%, 5/01/19 (Pre-refunded 5/01/10)
1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	AA (4)	1,626,585
	Bonds, Series 2001, 5.500%, 5/01/17 (Pre-refunded 11/01/11)
3,500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	3,763,445
	5.250%, 1/15/21 (Pre-refunded 7/15/11)
250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	274,150
	5/01/12 (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit
	Group, Series 1999A:
1,000	6.125%, 11/15/23 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	1,085,550
500	6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA	542,775
3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of	1/07 at 102.00	N/R (4)	3,421,011
	Michigan Obligated Group, Series 1997, 6.375%, 1/01/25 (Pre-refunded 1/01/07)
1,700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Health	8/09 at 101.00	AAA	1,818,099
	Services Obligated Group, Series 1999X, 5.750%, 8/15/19 (Pre-refunded 8/15/09) – MBIA Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, OSF Healthcare	11/09 at 101.00	A (4)	1,083,820
	System, Series 1999, 6.125%, 11/15/19 (Pre-refunded 11/15/09)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	5/08 at 101.00	AAA	3,545,462
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded 11/01/11)	11/11 at 100.00	AAA	1,059,750
	– FSA Insured
1,100	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+ (4)	1,146,497
	Village, Series 1998, 5.375%, 7/01/28 (Pre-refunded 7/01/08)
1,000	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%,	9/11 at 100.00	AAA	1,076,540
	9/01/21 (Pre-refunded 9/01/11) – MBIA Insured
	Michigan, Certificates of Participation, Series 2000:
2,000	5.500%, 6/01/19 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA	2,132,180
2,000	5.500%, 6/01/27 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA	2,132,180
2,875	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	3,088,469
	2000A, 5.750%, 5/01/24 (Pre-refunded 5/01/10) – FGIC Insured
4,300	Montcalm County Building Authority, Michigan, Correctional Facility Improvement General	5/10 at 100.00	AAA	4,539,940
	Obligation Bonds, Series 2000, 5.250%, 5/01/25 (Pre-refunded 5/01/10) – AMBAC Insured
1,255	Morenci Area Schools, Lenawee County, Michigan, General Obligation Bonds, Series 2002, 5.250%,	5/12 at 100.00	AAA	1,347,883
	5/01/19 (Pre-refunded 5/01/12) – MBIA Insured
	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A:
1,040	5.625%, 11/01/25 (Pre-refunded 11/01/10) – MBIA Insured	11/10 at 100.00	Aaa	1,120,278
1,160	5.625%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured	11/10 at 100.00	Aaa	1,249,540
1,625	Northville Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA (4)	1,752,124
	5.375%, 5/01/18 (Pre-refunded 11/01/11)
1,125	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+ (4)	1,228,129
	7/01/39 (Pre-refunded 7/01/10)
85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB– (4)	102,910
	6.000%, 8/01/26 (ETM)
220	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	229,478
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,074,250
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured
2,100	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School	5/09 at 100.00	AAA	2,219,784
	Building and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured
2,500	Taylor Building Authority, Wayne, Michigan, Limited Tax General Obligation Bonds, Series 2000,	3/10 at 100.00	AAA	2,623,175
	5.125%, 3/01/17 (Pre-refunded 3/01/10) – AMBAC Insured
1,980	Washtenaw County Building Authority, Michigan, Limited Tax General Obligation Bonds, Series	9/07 at 100.00	AAA	2,024,550
	1999, 5.400%, 9/01/17 (Pre-refunded 9/01/07) – FGIC Insured
2,600	West Bloomfield School District, Oakland County, Michigan, Unlimited Tax General Obligation	5/10 at 100.00	AAA	2,806,856
	School Building and Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded 5/01/10) – FGIC
	Insured
1,125	Whitehall District Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA (4)	1,219,939
	5.500%, 5/01/17 (Pre-refunded 11/01/11)

66,885	Total U.S. Guaranteed			71,196,414

	Utilities – 12.4% (8.2% of Total Investments)
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	AAA	3,152,760
	5.250%, 1/01/27 – AMBAC Insured
3,225	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3	3,451,814
	5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,048,040
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	4,094,280
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
2,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	9/30 at 100.00	Aaa	2,076,540
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	AAA	4,605,635
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	AAA	3,143,430
	Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	421,740
	FSA Insured

20,255	Total Utilities			21,994,239

	Water and Sewer – 13.6% (9.0% of Total Investments)
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,706,175
	7/01/29 – FGIC Insured
2,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	2,094,960
	7/01/17 – FSA Insured
730	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	AAA	765,412
	7/01/33 – FGIC Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 – MBIA Insured	7/13 at 100.00	AAA	4,161,971
3,000	5.000%, 7/01/25 – MBIA Insured	7/13 at 100.00	AAA	3,098,340
5,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	5,518,042
	MBIA Insured
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	4,423,910
	5.000%, 10/01/19
1,100	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	1,170,268
	2002, 5.250%, 10/01/18
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,201,808
	5.000%, 10/01/23

23,045	Total Water and Sewer			24,140,886

$ 261,585	Total Investments (cost $254,785,018) – 150.7%			267,508,321

	Other Assets Less Liabilities – 2.3%			3,985,195

	Preferred Shares, at Liquidation Value – (53.0)%			(94,000,000)

	Net Assets Applicable to Common Shares – 100%			$177,493,516

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $254,876,528.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$13,361,300
Depreciation	(729,507)

Net unrealized appreciation (depreciation) of investments	$12,631,793

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.